Long-term debt - Additional Information (Details)	1 Months Ended								12 Months Ended
	May 31, 2025 CNY (¥)	May 31, 2025 USD ($)	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	May 31, 2025 USD ($)	May 31, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Nov. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 01, 2020 $ / shares	Apr. 30, 2019 USD ($)	Apr. 01, 2019 $ / shares
Debt Instrument [Line Items]
Long-term debt principal amount									¥ 4,849,993,000		¥ 95,692,000
Unamortized debt issuance costs									(74,122,000)		(539,000)
Gain (loss) on repurchase of debt instrument									(2,000)		(38,629,000)		¥ 292,213,000
Long-term bank loans									3,262,316,000		657,000
April 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount									¥ 84,300		86,300														$ 500,000,000
Long-term debt interest rate							1.375%		1.74%						1.74%										1.375%
Proceeds from issuance of Long-term Debt, net of issuance cost							¥ 3,356,100,000	$ 488,200,000
Long-term debt issuance cost							¥ 81,100,000																		$ 11,800,000
Unamortized debt issuance costs									¥ 100		400
Interest expense debt									1,500	$ 200		$ 1,800,000		$ 7,400,000
Debt instrument repurchased face amount											3,000,000,000							$ 429,300,000
Repayments of notes payable											3,000,000,000	429,300,000
Gain (loss) on repurchase of debt instrument											(21,000,000)	(3,000,000)
April 2026 Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long-term debt, Fair value									6,200,000,000
2027 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount									¥ 200,000		700,000												$ 800,000,000
Long-term debt interest rate					1.25%				1.52%						1.52%								1.25%
Proceeds from issuance of Long-term Debt, net of issuance cost					¥ 5,594,800,000	$ 786,100,000
Long-term debt issuance cost					¥ 98,600,000																		$ 13,900,000
Unamortized debt issuance costs									¥ 700		4,200
Interest expense debt									5,600	800		1,400		5,000,000
Debt instrument repurchased face amount									472,500				5,300,000,000		$ 66,000				$ 745,900,000
Repayments of notes payable									472,500	66,000			5,300,000,000	745,900,000
Gain (loss) on repurchase of debt instrument													54,000,000	7,600,000
Long-Term Debt, Maturity, Year One									124,300,000
December 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount									¥ 93,500,000		95,600,000									¥ 2,600,000,000	$ 384,800,000	$ 1,600,000,000
Long-term debt interest rate			0.50%						0.80%						0.80%							0.50%
Proceeds from issuance of Long-term Debt, net of issuance cost			¥ 10,100,000,000	$ 1,576,600,000
Long-term debt issuance cost			¥ 149,600,000																			$ 23,400,000
Unamortized debt issuance costs									¥ 300,000		500,000
Interest expense debt									800,000	100,000		3,100,000		3,600,000
Debt instrument repurchased face amount											3,000,000,000		104,000,000					$ 419,100,000	14,500,000
Repayments of notes payable											3,000,000,000	419,100,000	93,300,000	13,000,000
Gain (loss) on repurchase of debt instrument											¥ (17,700,000)	$ (2,500,000)	9,800,000	1,400,000
Long-term debt, Maturity, Year two and three									¥ 91,100,000
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									2.30%						2.30%
Long-term bank loans									¥ 3,069,000,000						$ 438,900,000
Long-term debt									0
2030 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount									¥ 4,849,900,000						$ 690,000,000	$ 690,000,000
Long-term debt interest rate	0.625%								0.98%						0.98%	0.625%
Unamortized debt issuance costs									¥ 74,100,000
Long-term debt, Maturity, After year three									4,862,500,000
American Depository Shares [Member] | April 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $																									$ 1,000
Convertible debt, conversion rate							40.404	40.404
Convertible debt, conversion price | $ / shares																										$ 24.75
American Depository Shares [Member] | 2027 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $																							$ 1,000
Convertible debt, conversion rate					24.5516	24.5516
Convertible debt, conversion price | $ / shares																								$ 40.73
American Depository Shares [Member] | December 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $																						$ 1,000
Convertible debt, conversion rate			10.6419	10.6419
Convertible debt, conversion price | $ / shares																						$ 93.97
Debt instrument repurchased face amount													2,600,000,000						384,800,000
Debt instrument repurchased amount													2,200,000,000						$ 331,200,000	¥ 2,200,000,000	$ 331,200,000
Gain (loss) on repurchase of debt instrument													¥ 336,500,000	$ 49,500,000
Class Z Ordinary Shares [Member] | 2030 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $																$ 690,000,000
Principal amount | $																$ 1,000
Long-term debt interest rate	0.625%															0.625%
Proceeds from issuance of Long-term Debt, net of issuance cost	¥ 4,876,900,000	$ 678,100,000
Long-term debt issuance cost	¥ 85,600,000															$ 11,900,000
Convertible debt, conversion rate	42.1747	42.1747
Convertible debt, conversion price | $ / shares																	$ 185.63
Debt instrument repurchase face amount percentage	100.00%	100.00%
Interest expense debt									¥ 27,500,000	$ 3,900,000